Hire purchase liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of hire purchase liabilities
	2025	2024
	USD	USD

Total outstanding	-	7,384
Less: Interest-in-suspense	-	(124)

Principal outstanding	-	7,260
Less: Amount due within 12 months (shown under current liabilities)	-	(7,260)

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